RETAINED PROFITS	12 Months Ended
Dec. 31, 2019
Disclosure of Retained Profits [Abstract]
Disclosure of Retained Profits [Text Block]

NOTE 43: RETAINED PROFITS

	2019	2018[1]	2017[1]
	£m	£m	£m
At 31 December 2017		4,905
Adjustment on adoption of IFRS 9 and IFRS 15		(929)
At 1 January	5,389	3,976	3,250
Profit for the year	2,925	4,408	3,909
Dividends paid[2]	(2,312)	(2,240)	(2,284)
Issue costs of other equity instruments (net of tax) (note 44)	(3)	(5)	–
Distributions on other equity instruments	(466)	(433)	(415)
Share buyback programmes (note 42)	(1,095)	(1,005)	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(2)	(129)
Post-retirement defined benefit scheme remeasurements	(1,117)	120	482
Share of other comprehensive income of associates and joint ventures	–	8	–
Gains and losses attributable to own credit risk (net of tax)[3]	(306)	389	(40)
Movement in treasury shares	(3)	40	(411)
Value of employee services:
Share option schemes	71	53	82
Other employee award schemes	165	207	332
At 31 December	3,246	5,389	4,905

1	Restated, see note 1.

2	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association in 2017.

3	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million net of tax, had been recognised directly in retained profits.

Retained profits are stated after deducting £575 million (2018: £499 million; 2017: £611 million) representing 902 million (2018: 909 million; 2017: 861 million) treasury shares held.

The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. Details of such restrictions and the methods adopted by the Group to manage the capital of its subsidiaries are provided under Capital Risk on page 87.